Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events [abstract]
Subsequent events
43	Subsequent events

(a)	After the end of the reporting period, the directors proposed a final dividend. Further details are disclosed in Note 24.

(b)
On 28 September 2018, Huaneng Group entered into a guarantee agreement with Industrial and Commercial Bank of China Limited (“ICBC”), to provide guarantee amounted USD100 million for short-term loans of Ruyi Pakistan Energy , a subsidiary of Hong Kong Energy (the short-term loans approximated RMB90million as at 31 December 2018). On 30 January 2019, the first extraordinary general meeting of the Company approved the proposal regarding Shandong Power’s takeover of the guarantee agreement from Huaneng Group. On 6 March 2019, Shandong Power issued the confirmation letter upon the approval, which officially confirmed with ICBC that it took over the obligation of Huaneng Group under the aforementioned guarantee agreement thereon.

(c)
The Company issued super short-term bonds with face value of RMB2 billion bearing annual interest rate of 2.40% in March 2019. The bonds are denominated in RMB and mature in 90 days, with a par value of RMB100.